INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2016
INTEREST EXPENSE [Abstract]
Schedule of interest expense
Interest expenses consist of interest expense on the long-term debt, the commitment fee and amortization of deferred financing costs related to the Credit Facility described in Note 10.

All amounts in USD ‘000	2016	2015	2014
Interest Expenses, net of capitalized interest	8,811	7,590	8,686
Commitment Fee	937	2,025	2,330
Amortization of Deferred Financing Costs	1,382	1,240	1,228
Other financial costs	40	-	-
Total Interest Expenses	11,170	10,855	12,244